Employees' Leaving Entitlement - Summary of Inputs Used in Measurement of Fair Values at Grant Date of Equity Settled Share-based Payment Plans (Details) - Jul. 15, 2022
€ / shares in Units, $ in Thousands
	EUR (€) € / shares	USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of option at grant date | $		$ 2,458,542
American Depository Shares [member] | Beneficiary 1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of option at grant date | €	€ 4,390
Closing price at grant date	€ 8.8700
Currency of Exercise Price	U.S. dollar
Exercise price	€ 14.595
Expected volatility of the stock price (weighted-average)	67.73%
Expected life (weighted-average)	2 years 8 months 19 days
Risk-free interests rate (based on government bonds)	2.80%
American Depository Shares [member] | Beneficiary 2 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of option at grant date | €	€ 4,300
Closing price at grant date	€ 8.8700
Currency of Exercise Price	U.S. dollar
Exercise price	€ 15.345
Expected volatility of the stock price (weighted-average)	67.73%
Expected life (weighted-average)	2 years 8 months 19 days
Risk-free interests rate (based on government bonds)	2.80%
American Depository Shares [member] | Beneficiary 3 with First Option [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of option at grant date | €	€ 4,530
EURUSD exchange rate at grant date | €	1,005.9000
Closing price at grant date	€ 8.8700
Currency of Exercise Price	Euro
Exercise price	€ 5.0295
Expected volatility of the stock price (weighted-average)	67.73%
Expected volatility of EURUSD exchange rate	7.27%
Expected life (weighted-average)	6 months 3 days
Risk-free interests rate (based on government bonds)	2.80%
American Depository Shares [member] | Beneficiary 3 with Second Option [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of option at grant date | €	€ 3,370
Closing price at grant date	€ 8.8700
Currency of Exercise Price	U.S. dollar
Exercise price	€ 15.6
Expected volatility of the stock price (weighted-average)	67.73%
Expected life (weighted-average)	7 months 2 days
Risk-free interests rate (based on government bonds)	2.80%